Intangible assets - Schedule of goodwill based on cash-generating units (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Goodwill	€ 14,126	€ 13,741
Banco Santander (Brazil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,756	3,503
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,444	1,444
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,304	1,304
Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Goodwill	1,135	1,075
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander US Auto
Disclosure of information for cash-generating units [line items]
Goodwill	1,016	1,039
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	998	998
Santander Holding USA (ex. Auto)
Disclosure of information for cash-generating units [line items]
Goodwill	824	844
Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	619	599
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	570	548
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	522	469
Ebury Partners
Disclosure of information for cash-generating units [line items]
Goodwill	308	298
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	199	215
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	€ 391	€ 365